Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

(h)	Impairment of long-lived assets

(i)	Revenue recognition

Schedule of disaggregation of revenue
	Six months ended December 31,
	2021	2022
	RMB	RMB

Wealth management	94,232	53,546
Distribution commissions	91,208	51,782
-- One-time commissions recognized at a point in time	44,899	16,247
-- Recurring management fees recognized over time	46,309	35,535
Performance-based distribution fees recognized at a point in time	3,024	1,764
Asset management	3,704	1,161
Management fees recognized over time	1,926	1,085
Performance-based fees recognized at a point in time	1,778	76
Insurance consulting services recognized at a point in time	3,290	6,999
Other services(1)	261	6,723
Total	101,486	68,429

(1)	Other services primarily consist of consulting services for trust and family wealth inheritance recognized at a point in time.